Components of Other Comprehensive Earnings (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows accumulated other comprehensive earnings ("AOCE") attributable to FIS by component, net of tax, for the year ended December 31, 2014 (in millions):

		Foreign
	Interest Rate	Currency
	Swap	Translation
	Contracts	Adjustments	Other	Total
Balances, December 31, 2013	$(2.4)	$(3.0)	$(4.5)	$(9.9)
Other comprehensive gain/(loss) before reclassifications	(2.2)	(92.2)	(6.8)	(101.2)
Amounts reclassified from AOCE	3.9	—	—	3.9
Net current period AOCE attributable to FIS	1.7	(92.2)	(6.8)	(97.3)
Balances, December 31, 2014	$(0.7)	$(95.2)	$(11.3)	$(107.2)